Unaudited Condensed Consolidated Interim Statements of Changes in Equity kr in Thousands, $ in Thousands	Share capital DKK (kr)	Share capital USD ($)	Share premium USD ($)	Foreign currency translation reserve USD ($)	Accumulated deficit USD ($)	USD ($)
Equity at Dec. 31, 2019		$ 2,481	$ 22,862	$ (169)	$ (15,812)	$ 9,362
Net loss for the period					(3,099)	(3,099)
Other comprehensive income				(180)		(180)
Share-based compensation					680	680
Equity at Mar. 31, 2020		2,481	22,862	(349)	(18,231)	6,763
Equity at Dec. 31, 2019		2,481	22,862	(169)	(15,812)	9,362
Net loss for the period						(10,749)
Equity at Sep. 30, 2020		2,603	29,222	(162)	(23,762)	7,901
Equity at Mar. 31, 2020		2,481	22,862	(349)	(18,231)	6,763
Net loss for the period					(3,640)	(3,640)
Other comprehensive income				99		99
Share-based compensation					495	495
Equity at Jun. 30, 2020		2,481	22,862	(250)	(21,376)	3,717
Net loss for the period					(4,010)	(4,010)
Other comprehensive income				88		88
Share-based compensation					1,608	1,608
Issuance of shares for cash		122	6,504			6,626
Transaction costs			(144)		16	(128)
Equity at Sep. 30, 2020		2,603	29,222	(162)	(23,762)	7,901
Equity at Dec. 31, 2020	kr 16,198	2,648	31,443	226	(27,279)	7,038
Net loss for the period					(4,093)	(4,093)
Other comprehensive income				(729)		(729)
Tax effects on other comprehensive income				(6)		(6)
Share-based compensation		0	0	0	294	294
Issuance of shares for cash		484	29,516			30,000
Transaction costs			(4,705)			(4,705)
Equity at Mar. 31, 2021		3,132	56,254	(509)	(31,078)	27,799
Equity at Dec. 31, 2020	16,198	2,648	31,443	226	(27,279)	7,038
Net loss for the period						(16,162)
Tax effects on other comprehensive income						4
Equity at Sep. 30, 2021	19,198	3,132	56,254	(596)	(42,140)	16,650
Equity at Mar. 31, 2021		3,132	56,254	(509)	(31,078)	27,799
Net loss for the period					(6,819)	(6,819)
Other comprehensive income				417		417
Tax effects on other comprehensive income				6		6
Share-based compensation		0	0	0	426	426
Equity at Jun. 30, 2021		3,132	56,254	(86)	(37,471)	21,829
Net loss for the period					(5,250)	(5,250)
Other comprehensive income				(514)		(514)
Tax effects on other comprehensive income				4		4
Share-based compensation		0	0	0	581	581
Equity at Sep. 30, 2021	kr 19,198	$ 3,132	$ 56,254	$ (596)	$ (42,140)	$ 16,650